LEASE - Supplementary Information (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	¥ 43,373		¥ 37,027
Non-cash right-of-use assets in exchange for new lease liabilities:
Operating leases	¥ 156,534	$ 22,047	¥ 38,953	¥ 39,069
Weighted average remaining lease term
Operating leases	4 years 2 months 12 days	4 years 2 months 12 days	2 years 10 months 24 days
Weighted average discount rate
Operating leases	6.80%	6.80%	7.20%